SCHWAB MONEY FUNDS
SWEEP INVESTMENTS®
SCHWAB U.S. TREASURY MONEY FUNDtm

Supplement dated August 4, 2010 to the Prospectus dated April 30, 2010

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective August 4, 2010, the Schwab U.S. Treasury Money Fund (the “fund”) will be reopened to new investors. Accordingly, the following changes are made to the Prospectus, effective August 4, 2010:

•	On the cover page of the Prospectus and on page 8 in the fund’s “Fund Summary” section of the Prospectus, the phrase “(closed to new investors)” under the name of the fund is hereby deleted.

•	The second paragraph under the heading “Purchase and sale of fund shares” on page 10 in the fund’s “Fund Summary” section of the Prospectus is hereby deleted.

•	The fourth and fifth paragraphs under the heading “Buying/selling shares” on page 22 in the “Investing in the funds” section of the Prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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